Other Information (Schedule Of Other Long-Term Liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Other Information [Abstract]
Unrecognized tax benefits	$ 110,410	$ 131,015
Asset retirement obligation	53,936	59,125
Non-qualified plan liabilities	11,568	11,844
Deferred income	23,734	16,247
Deferred rent	125,530	120,092
Employee related liabilities	39,963	31,617
Other	89,722	92,080
Total other long-term liabilities	$ 454,863	$ 462,020